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General American Life Insurance Company
13045 Tesson Ferry Road
St. Louis MO 63128


                                  March 4, 2005

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, NW
Washington, D.C.   20549

         Re:      General American Separate Account Twenty-Nine
                  File No. 811-7252

Commissioners:

         Annual Reports dated December 31, 2004 of the underlying funds are incorporated herein by reference as the reports sent to contractowners of the General American Separate Account Twenty-Nine of General American Life Insurance Company pursuant to Rule 30b-2 of the Investment Company Act of 1940 and are listed as follows:

         The annual reports for certain portfolios of AIM Variable Insurance Funds are incorporated by reference as filed on Form N-CSR, CIK No. 0000896435, File No. 811-07452.


                                                     Sincerely,

                                                     /s/ Michele H. Abate

                                                     Michele H. Abate